February 4, 1998
                             DREYFUS GROWTH
                         OPPORTUNITY FUND, INC.
                        SUPPLEMENT TO PROSPECTUS
                          DATED JULY 1, 1997

        THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE
FUND_MANAGEMENT POLICIES":
        The Fund may invest in investment grade debt securities when management believes that such securities offer opportunities for capital growth.

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.


                                               February 4, 1998

             DREYFUS GROWTH OPPORTUNITY FUND, INC.

       Supplement to Statement of Additional Information Dated July 1, 1997

     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Investment Objectives and Management Policies":

Fixed-Income Securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely related by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Fund, such as those rated Baa by Moody's Investors Service, Inc. and BBB by Standard & Poor's Ratings Group, Fitch IBCA, Inc. or Duff & Phelps Credit Rating Co. may be subject to risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.